Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Opening net book value	$ 680	$ 1,435
Foreign exchange	12	(51)
Amortization	(202)	(704)
Closing net book value	490	680
Cost	5,346	5,346
Accumulated amortization	(4,856)	(4,666)
Net book value	490	680
Exclusive licence agreement
Intangible assets
Opening net book value	135	165
Foreign exchange	3	(5)
Amortization	(21)	(25)
Closing net book value	117	135
Cost	231	231
Accumulated amortization	(114)	(96)
Net book value	117	135
Software
Intangible assets
Opening net book value	545	770
Foreign exchange	9	(32)
Amortization	(181)	(193)
Closing net book value	373	545
Cost	978	978
Accumulated amortization	(605)	(433)
Net book value	373	545
Proprietary technology
Intangible assets
Opening net book value		417
Foreign exchange		(10)
Amortization		(407)
Cost	3,456	3,456
Accumulated amortization	(3,456)	(3,456)
Net book value
Brand
Intangible assets
Opening net book value		83
Foreign exchange		(4)
Amortization		(79)
Cost	681	681
Accumulated amortization	$ (681)	$ (681)
Net book value